Label	Element	Value
IQ CBRE NextGen Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEXIQ ETF TRUST
(the “Trust”)
IQ CBRE NextGen Real Estate ETF
(formerly, IQ U.S. Real Estate Small Cap ETF)
(the “Fund”)
Supplement dated November 18, 2022 (“Supplement”) to the
Prospectus dated September 1, 2022
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	IQ CBRE NextGen Real Estate ETF
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Effective immediately, the bar chart within the section entitled “Performance Information” is deleted in its entirety and replaced with the following:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
IQ CBRE NextGen Real Estate ETF | IQ CBRE NextGen Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	34.09%
Annual Return 2013	rr_AnnualReturn2013	15.14%
Annual Return 2014	rr_AnnualReturn2014	20.68%
Annual Return 2015	rr_AnnualReturn2015	(6.94%)
Annual Return 2016	rr_AnnualReturn2016	19.21%
Annual Return 2017	rr_AnnualReturn2017	2.09%
Annual Return 2018	rr_AnnualReturn2018	(11.21%)
Annual Return 2019	rr_AnnualReturn2019	24.28%
Annual Return 2020	rr_AnnualReturn2020	(12.54%)
Annual Return 2021	rr_AnnualReturn2021	28.84%